CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net (Loss) Income	$ (248,132)	$ 259,612	$ (149,813)	$ (316,222)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	89,658	43,515	118,178	35,739
Bad debts	11,205	30,292	28,546
Stock and warrants issued for services	309,085	87,404	317,171	18,500
Changes in operating assets and liabilities:
Accounts receivable	(1,084,960)	(139,228)	(77,015)	(247,905)
Inventory	(759,883)	(408,316)	(463,572)	(427,150)
Prepaid expenses and other current assets	(41,485)	159	(32,546)	15,667
Accounts payable and accrued expenses	216,306	(313,231)	(340,589)	436,361
Other current liabilities	21,356	17,677	7,768	(44,267)
Net cash used in operating activities	(1,486,850)	(422,116)	(591,875)	(529,274)
Cash Flows from Investing Activities:
Purchase of furniture and equipment	(21,491)	(8,514)		(8,329)
Proceeds from disposal of furniture and equipment				167
Recovery of advances				29,587
Purchase brand identity and supplier exclusive agreement			(106,666)
Security deposits	(1,094)	(8,043)	(9,403)	(40)
Net cash used in investing activities	(22,585)	(16,557)	(116,069)	21,385
Cash Flows from Financing Activities:
Proceeds from sale of stock subscription to investors	43,000			1,000,600
Proceeds from sale of stock to others	1,737,250	460,000	844,500
Less Issuance costs	(409,454)	(138,000)	(249,600)	(300,180)
Stock repurchased and cancelled				(75,000)
Net cash provided by financing activities	1,370,796	322,000	594,900	625,420
(Decrease) Increase in cash	(138,639)	(116,673)	(113,044)	117,531
Cash, Beginning of Period	146,405	259,449	259,449	141,918
Cash, End of Period	7,766	142,775	146,405	259,449
Supplemental Information:
Cash paid for interest				42
Cash paid for taxes